Accounts Payable and Accrued Expenses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued expenses	$ 361,738	$ 241,960
Accounts payable	269,806	297,725
Accounts payable – related party	16,900	27,029
Accrued legal costs	345,729	349,726
Accrued salary and payroll taxes	1,195	134,152
Total	$ 995,368	$ 1,050,592